capital structure financial policies	6 Months Ended
Jun. 30, 2020
capital structure financial policies
capital structure financial policies

3    capital structure financial policies

General

Our objective when managing capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at acceptable risk.

In the management of capital and in its definition, we include common equity (excluding accumulated other comprehensive income), long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income), cash and temporary investments, and short-term borrowings arising from securitized trade receivables.

We manage our capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our capital structure, we may adjust the amount of dividends paid to holders of Common Shares, purchase Common Shares for cancellation pursuant to normal course issuer bids, issue new shares, issue new debt, issue new debt to replace existing debt with different characteristics and/or increase or decrease the amount of trade receivables sold to an arm’s-length securitization trust.

During 2020, our financial objectives, which are reviewed annually, were unchanged from 2019, excepting for a change in methodology of our dividend payout ratio. We believe that our financial objectives are supportive of our long-term strategy.

We monitor capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA*)  – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. This measure, historically, is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other companies. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with debt covenants.

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective				2020	2019
Components of debt and coverage ratios
Net debt [1]					$17,664	$16,602
EBITDA – excluding restructuring and other costs [2]					$5,769	$5,649
Net interest cost [3]					$797	$706
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20	–	2.70	[4]	3.06	2.94
Coverage ratios
Earnings coverage [5]					3.6	4.2
EBITDA – excluding restructuring and other costs interest coverage [6]					7.2	8.0

(1)	Net debt and total capitalization are calculated as follows:

As at June 30	Note	2020	2019
Long-term debt	26	$18,518	$16,579
Debt issuance costs netted against long-term debt		96	105
Derivative (assets) liabilities, net		(392)	92
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt — excluding tax effects		313	(57)
Cash and temporary investments, net		(971)	(217)
Short-term borrowings	22	100	100
Net debt		17,664	16,602
Common equity		12,046	10,504
Less: accumulated other comprehensive income included in common equity above		(283)	17
Total capitalization		$29,427	$27,123

(2)	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA —
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2020	$2,768	$130	$2,898
Year ended December 31, 2019	5,554	134	5,688
Deduct
Six-month period ended June 30, 2019	(2,752)	(65)	(2,817)
EBITDA – excluding restructuring and other costs	$5,570	$199	$5,769

(3)

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).

(4)

Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at June 30, 2020, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following upcoming spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00: 1.00 (see Note 26 (d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

(5)

Earnings coverage is defined by Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest , all such amounts excluding amounts attributable to non-controlling interests.

(6)

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

*EBITDA does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

Net debt to EBITDA – excluding restructuring and other costs was 3.06 times as at June 30,2020, up from 2.94 times one year earlier. The effect of the increase in net debt was exceeded by the effect of growth in EBITDA – excluding restructuring and other costs. The earnings coverage ratio for the twelve-month period ended June 30, 2020, was 3.6 times, down from 4.2 times one year earlier. Higher borrowing costs reduced the ratio by 0.5 and a decrease in income before borrowing costs and income taxes decreased the ratio by 0.1. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended June 30,2020, was 7.2 times, down from 8.0 times one year earlier. Growth in EBITDA – excluding restructuring and other costs increased the ratio by 0.2, while an increase in net interest costs reduced the ratio by 1.0.

Dividend payout ratio

Commencing in 2020, so as to be consistent with the way we manage our business, we updated our revised dividend payout ratio presented to be a historical measure calculated as the sum of the last four quarters’ dividends declared for Common Shares as recorded in the financial statements, net of dividend reinvestment plan effects (see Note 13), divided by the sum of free cash flow* amounts for the most recent four quarters for interim reporting periods (divided by annual free cash flow if the reported amount is in respect of a fiscal year).

For the 12-month periods ended June 30	Objective	2020	2019
Determined using management measures
Dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	61%	133%
Determined using most comparable IFRS-IASB measures
Ratio of dividends declared to cash provided by operating activities less capital expenditures (excluding spectrum licences)		84%	122%
(1)	Our objective range for the dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

12-month periods ended June 30 (millions)	2020	2019
Dividends declared	$1,433	$1,307
Amount of dividends declared reinvested in Common Shares	(516)	(90)
Dividends declared, net of dividend reinvestment plan effects	$917	$1,217

* Free cash flow does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues less goods and services purchased and employee benefits expense) excluding certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key measure that management, and investors, use to evaluate the performance of our business.

Our calculation of free cash flow, and the reconciliation to cash provided by operating activities, is as follows:

12-month periods ended June 30 (millions)	Note	2020	2019
EBITDA	5	$5,570	$5,336
Deduct non-cash gains from sale of property, plant and equipment		(13)	(43)
Restructuring and other costs, net of disbursements		22	43
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		43	(172)
Effects of lease principal	31(b)	(346)	(152)
Leases accounted for as finance leases prior to adoption of IFRS 16		136	26
Deduct non-recurring gains and equity income related to real estate joint ventures	21(b)	—	(171)
Donation to TELUS Friendly Future Foundation in Common Shares		—	100
Items from consolidated statements of cash flows:
Share-based compensation, net	14	23	2
Net employee defined benefit plans expense	15	91	85
Employer contributions to employee defined benefit plans		(40)	(46)
Interest paid		(764)	(654)
Interest received		8	9
Capital expenditures (excluding spectrum licences)	5	(2,911)	(2,889)
Free cash flow before income taxes		1,819	1,474
Income taxes paid, net of refunds		(308)	(562)
Free cash flow		1,511	912
Add (deduct):
Capital expenditures (excluding spectrum licences)	5	2,911	2,889
Adjustments to reconcile to Cash provided by operating activities		194	163
Cash provided by operating activities		$4,616	$3,964